Borrowings (Other Borrowings) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Long-term Federal Home Loan Bank Advances	$ 41,126	$ 22,200
Convertible note due July 2015 at 4.34% [Member]
Long-term Federal Home Loan Bank Advances	$ 0	7,111
Debt Instrument, Interest Rate, Stated Percentage	4.34%
Debt Instrument, Basis Spread on Variable Rate	0.17%
Debt Instrument, Description of Variable Rate Basis	three-month LIBOR
Convertible note due January 2017 at 4.71% [Member]
Long-term Federal Home Loan Bank Advances	$ 10,000	10,000
Debt Instrument, Interest Rate, Stated Percentage	4.71%
Amortizing fixed rate borrowing due December 2017 at 1.27% [Member]
Long-term Federal Home Loan Bank Advances	$ 8,000	0
Debt Instrument, Interest Rate, Stated Percentage	1.27%
Amortizing fixed rate borrowing due January 2018 at 0.91% [Member]
Long-term Federal Home Loan Bank Advances	$ 1,267	1,866
Debt Instrument, Interest Rate, Stated Percentage	0.91%
Amortizing fixed rate borrowing due December 2018 at 1.42% [Member]
Long-term Federal Home Loan Bank Advances	$ 2,434	3,223
Debt Instrument, Interest Rate, Stated Percentage	1.42%
Amortizing fixed rate borrowing due June 2020 at 1.49% [Member]
Long-term Federal Home Loan Bank Advances	$ 9,033	0
Debt Instrument, Interest Rate, Stated Percentage	1.49%
Amortizing fixed rate borrowing due December 2020 at 1.71% [Member]
Long-term Federal Home Loan Bank Advances	$ 5,000	0
Debt Instrument, Interest Rate, Stated Percentage	1.71%
Amortizing fixed rate borrowing due March 2022 at 1.75% [Member]
Long-term Federal Home Loan Bank Advances	$ 5,392	$ 0
Debt Instrument, Interest Rate, Stated Percentage	1.75%